Financial Risks - Summary of Maturity Analysis - Insurance and Reinsurance Contracts (Detail) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Undiscounted best estimate liability	€ 343,179	€ 365,089
Insurance contracts - Direct participating contracts [member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Undiscounted best estimate liability	167,571	175,089
Insurance contracts - Without direct participation contracts [member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Undiscounted best estimate liability	144,237	159,494
Investment contracts with DPF - Direct participating contracts [member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Undiscounted best estimate liability	29,793	29,632
Reinsurance contracts held, in a liability position [member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Undiscounted best estimate liability	1,578	874
Not later than 1 year [member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Undiscounted best estimate liability	19,605	13,996
Not later than 1 year [member] | Insurance contracts - Direct participating contracts [member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Undiscounted best estimate liability	8,737	7,900
Not later than 1 year [member] | Insurance contracts - Without direct participation contracts [member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Undiscounted best estimate liability	9,105	4,313
Not later than 1 year [member] | Investment contracts with DPF - Direct participating contracts [member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Undiscounted best estimate liability	1,717	1,764
Not later than 1 year [member] | Reinsurance contracts held, in a liability position [member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Undiscounted best estimate liability	46	18
Later than one year and not later than two years [member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Undiscounted best estimate liability	18,618	13,594
Later than one year and not later than two years [member] | Insurance contracts - Direct participating contracts [member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Undiscounted best estimate liability	8,287	8,062
Later than one year and not later than two years [member] | Insurance contracts - Without direct participation contracts [member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Undiscounted best estimate liability	8,651	3,619
Later than one year and not later than two years [member] | Investment contracts with DPF - Direct participating contracts [member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Undiscounted best estimate liability	1,637	1,894
Later than one year and not later than two years [member] | Reinsurance contracts held, in a liability position [member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Undiscounted best estimate liability	43	18
Later than two years and not later than three years [member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Undiscounted best estimate liability	18,056	13,079
Later than two years and not later than three years [member] | Insurance contracts - Direct participating contracts [member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Undiscounted best estimate liability	8,186	7,876
Later than two years and not later than three years [member] | Insurance contracts - Without direct participation contracts [member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Undiscounted best estimate liability	8,041	3,350
Later than two years and not later than three years [member] | Investment contracts with DPF - Direct participating contracts [member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Undiscounted best estimate liability	1,788	1,835
Later than two years and not later than three years [member] | Reinsurance contracts held, in a liability position [member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Undiscounted best estimate liability	41	18
Later than three years and not later than four years [member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Undiscounted best estimate liability	17,136	12,325
Later than three years and not later than four years [member] | Insurance contracts - Direct participating contracts [member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Undiscounted best estimate liability	7,823	7,475
Later than three years and not later than four years [member] | Insurance contracts - Without direct participation contracts [member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Undiscounted best estimate liability	7,541	3,217
Later than three years and not later than four years [member] | Investment contracts with DPF - Direct participating contracts [member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Undiscounted best estimate liability	1,732	1,615
Later than three years and not later than four years [member] | Reinsurance contracts held, in a liability position [member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Undiscounted best estimate liability	39	18
Later than four years and not later than five years [member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Undiscounted best estimate liability	15,698	12,129
Later than four years and not later than five years [member] | Insurance contracts - Direct participating contracts [member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Undiscounted best estimate liability	7,187	7,319
Later than four years and not later than five years [member] | Insurance contracts - Without direct participation contracts [member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Undiscounted best estimate liability	6,960	3,201
Later than four years and not later than five years [member] | Investment contracts with DPF - Direct participating contracts [member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Undiscounted best estimate liability	1,511	1,590
Later than four years and not later than five years [member] | Reinsurance contracts held, in a liability position [member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Undiscounted best estimate liability	39	19
Later than 5 years [member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Undiscounted best estimate liability	254,067	299,967
Later than 5 years [member] | Insurance contracts - Direct participating contracts [member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Undiscounted best estimate liability	127,351	136,457
Later than 5 years [member] | Insurance contracts - Without direct participation contracts [member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Undiscounted best estimate liability	103,939	141,794
Later than 5 years [member] | Investment contracts with DPF - Direct participating contracts [member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Undiscounted best estimate liability	21,407	20,934
Later than 5 years [member] | Reinsurance contracts held, in a liability position [member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Undiscounted best estimate liability	€ 1,370	€ 782